SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Schedule of fair value measurements within the fair value hierarchy

The following table details the approximate fair value measurements within the fair value hierarchy of the Company’s derivative liabilities using Level 3 inputs:

Total
Balance, January 1, 2016	$1,802,375
Series C embedded derivative fair value, February 2016	1,235,000
Effect of conversion of Series C Preferred Stock on embedded derivative liability	(350,500)
Series C warrant liability fair value, February 2016	1,767,576
Series D embedded derivative fair value, October 2016	42,521
Series D warrant liability fair value, October 2016	181,942
Change in fair value of derivative liabilities	(4,055,452)
Balance, December 31, 2016	623,462
Cumulative adjustments related to change in accounting principle, January 1, 2017	(623,462)
Balance, December 31, 2017	$—

Schedule of impact from cumulative effect of change in accounting principle

The following table details the impact stemming from the cumulative effect of the change in accounting principle on the Company’s Balance Sheets as of the beginning of 2017.

Balance Sheet Accounts Impacted by Warrants and Embedded Derivative Liability	As Previously Reported December 31, 2016	Cumulative Effect Adjustment at the Beginning of 2017	Reported after the Effect of a Change in Accounting Principle at the Beginning of 2017
Embedded derivative liability	$228,718	$(228,718)	$-
Warrant liability	394,744	(394,744)	-
Additional paid in capital	40,469,272	11,924,665	52,393,937
Accumulated deficit	(41,644,545)	(11,301,203)	(52,945,748)